SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	May 14, 2024	Feb. 14, 2024	Dec. 31, 2023	May 08, 2023
Stockholders' Equity Note [Abstract]
Repurchase of shares, aggregate amount					$ 100.0
Treasury stock (in shares)	1,095,095			1,095,095
Shares issued (in shares)	242,146
Options exercised (in shares)	510,000
Shares cancelled (in shares)	700
Common stock, shares outstanding (in shares)	137,708,524			137,467,078
Dividends payable (in usd per share)		$ 0.27	$ 0.26